Comstock Portfolio
Comstock Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Comstock Portfolio		Class I	Class P
Management Fee		0.71%	0.71%
Service Fee		0.20%	none
Other Expenses		0.04%	0.04%
Total Annual Fund Operating Expenses		0.95%	0.75%
Less Fee Waiver	[1]	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses	[2]	0.93%	0.73%
[1]	PLFA has agreed to waive 0.015% of its management fee through April 30, 2018. The agreement is terminable upon approval of the Board of Trustees and prior written notice to the investment adviser.
[2]	after Fee Waiver

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example - Comstock Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	95	301	524	1,165
Class P	75	238	415	928

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption - Comstock Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	95	301	524	1,165
Class P	75	238	415	928

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 16% of the average value of the Fund.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in common stock. The sub-adviser focuses primarily on the security’s potential for capital growth and income, emphasizing a value style of investing, seeking well-established, undervalued companies, which may be medium or large-sized companies.

The Fund may invest up to 25% of its assets in securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and those in emerging market countries.

The sub-adviser may use foreign currency forwards, which are sold to hedge against currency fluctuations.

The sub-adviser will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the sub-adviser no longer considers the company undervalued, (2) a better value opportunity is identified by the sub-adviser, or (3) the sub-adviser believes that there will be no long-term improvement in a company’s valuation.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:
  Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.
  Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition or removal of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.
  Derivatives Risk: Derivatives may be riskier than other types of investments and may increase the Fund’s volatility. Derivatives may experience large, sudden or unpredictable changes in liquidity and may be difficult to sell or unwind. Derivatives can also create investment exposure that exceeds the initial amount invested (leverage risk) – consequently, derivatives may experience very large swings in value. The Fund may lose more money using derivatives than it would have lost if it had invested directly in the underlying security or asset on which the value of a derivative is based. Derivative contracts that are privately negotiated are also subject to counterparty risk, meaning that if the counterparty’s financial condition declines, the counterparty may be unable to satisfy its obligations under the contract in a timely manner, if at all, resulting in a potential decline in value of the contract and potential losses to the Fund. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. Derivatives may be difficult to value and may expose the Fund to risks of mispricing. In addition, derivatives are subject to extensive government regulation, which may change frequently and impact the Fund significantly.
  Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), including frontier markets (emerging market countries in an earlier stage of development), may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.
  Foreign Markets Risk: Exposure to foreign markets, including through depositary receipts, can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, may not have any obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.
  Forward Commitments Risk: Forward commitments are derivative contracts that obligate a purchaser to purchase, and a seller to sell, a specific amount of an asset (e.g., a currency or security) at a specified future date and price. Because these instruments are privately negotiated, they are subject to the risk of default by, or bankruptcy of, a counterparty, which could result in adverse market impact, expenses or delays in connection with the purchase or sale of the asset underlying the forward contract. The Fund may also miss the opportunity of obtaining a price or yield considered to be advantageous. In addition to derivatives risk, the Fund’s ability to close out of a forward position is dependent on the liquidity of the secondary forward market. There is also a risk of imperfect correlation between the change in market value of the underlying asset and the price of the forward contract, as well as losses caused by unanticipated market movements, which are potentially unlimited.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.
  Large-Capitalization Companies Risk: Although large-capitalization companies tend to have stabler prices than smaller, less established companies, they are still subject to equity securities risk. In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.
  Leverage Risk: Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.
  Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.
  Underlying Fund Risk: Because the Fund may serve as an underlying fund of one or more “fund of funds” of the Trust and thus have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.
  Value Companies Risk: Value companies are those that are thought to be undervalued and perceived as trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q3 2009: 19.05%; Q4 2008: (23.80%)
Average Annual Total Returns (For the periods ended December 31, 2016)
Average Annual Total Returns - Comstock Portfolio	1 year	5 years	10 years	Since Inception	Inception Date
Class I	17.50%	14.13%	5.61%		Oct. 02, 2000
Class P	17.73%	14.36%		10.37%	May 02, 2011
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	17.34%	14.80%	5.72%